Subsequent Event	6 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Event
17.	SUBSEQUENT EVENT

(1)	The impact of Coronavirus (COVID-19)

In December 2019, a novel strain of coronavirus was reported in Wuhan, China. On March 11, 2020, the World Health Organization categorized it as a pandemic. The COVID-19 outbreak is causing lockdowns, quarantines, travel restrictions, and closures of businesses and schools. The potential impact which may be caused by the outbreak is uncertain; however it may result in a material adverse impact on the Company's financial position, operations and cash flows for fiscal year 2020.

Based on the Company's operating results from January 1, 2020 through the date of this report, due to closure of our tea shop chains, the Company expects a lower amount of revenue and net income for a period from February to April 2020. However, the extent of the impact of COVID-19 on the Company's results of operations and financial condition for fiscal year 2020 will depend on certain developments, including the duration and spread of the outbreak, impact on its customers, all of which are uncertain and cannot be predicted at this point.